AXS Multi-Strategy Alternatives Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 58.3%
	AUTO MANUFACTURERS — 3.0%
680	Cummins, Inc.	$165,791
510	Tesla, Inc.*	346,647
		512,438
	AUTO PARTS & EQUIPMENT — 1.7%
5,740	BorgWarner, Inc.	278,620
	BIOTECHNOLOGY — 9.0%
455	Biogen, Inc.	157,553
3,605	Corteva, Inc.	159,882
4,475	Gilead Sciences, Inc.	308,148
3,830	Moderna, Inc.*	899,973
		1,525,556
	COMMERCIAL SERVICES — 1.8%
805	Cintas Corp.	307,510
	COMPUTERS — 5.8%
1,050	Accenture PLC[1]	309,529
2,505	Apple, Inc.	343,085
4,505	Western Digital Corp.*	320,621
		973,235
	ELECTRONICS — 2.8%
1,870	Allegion plc[1]	260,491
1,420	Garmin Ltd.[1]	205,389
		465,880
	HEALTHCARE-PRODUCTS — 1.4%
480	Thermo Fisher Scientific, Inc.	242,146
	HOME BUILDERS — 0.9%
30	NVR, Inc.*	149,199
	INTERNET — 13.8%
195	Alphabet, Inc. - Class A*	476,149
100	Amazon.com, Inc.*	344,016
1,105	Baidu, Inc. - ADR*,1	225,309
1,075	Facebook, Inc. - Class A*	373,788
530	Netflix, Inc.*	279,951
3,595	TripAdvisor, Inc.*	144,879
3,535	Twitter, Inc.*	243,243
1,095	VeriSign, Inc.	249,321
		2,336,656

AXS Multi-Strategy Alternatives Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	LEISURE TIME — 1.3%
4,675	Carnival Corp.*,1	$123,233
1,175	Royal Caribbean Cruises Ltd.*,1	100,204
		223,437
	LODGING — 1.5%
3,375	MGM Resorts International	143,944
845	Wynn Resorts Ltd.*	103,343
		247,287
	PHARMACEUTICALS — 3.6%
1,340	Eli Lilly & Co.	307,556
7,530	Pfizer, Inc.	294,875
		602,431
	REITS — 2.7%
1,040	Crown Castle International Corp. - REIT	202,904
6,285	Park Hotels & Resorts, Inc. - REIT*	129,534
5,235	Pebblebrook Hotel Trust - REIT	123,284
		455,722
	SOFTWARE — 2.2%
1,370	Microsoft Corp.	371,133
	TELECOMMUNICATIONS — 2.4%
14,905	Juniper Networks, Inc.	407,652
	TRANSPORTATION — 4.4%
1,355	FedEx Corp.	404,237
1,365	Old Dominion Freight Line, Inc.	346,437
		750,674
	TOTAL COMMON STOCKS
	(Cost $7,722,164)	9,849,576
	EXCHANGE-TRADED FUNDS — 25.4%
1,135	Aberdeen Standard Physical Palladium Shares ETF - ETF*	294,714
5,950	Direxion Daily S&P 500 Bull 3X - ETF	634,151
12,745	Energy Select Sector SPDR Fund - ETF	686,573
15,520	Financial Select Sector SPDR Fund - ETF	569,429
2,430	Global X MSCI Norway ETF - ETF	34,566
1,660	iShares China Large-Cap ETF - ETF	76,908
4,475	iShares Core MSCI Emerging Markets ETF - ETF	299,780
3,045	iShares MSCI Australia ETF - ETF	79,109
1,510	iShares MSCI Austria ETF - ETF	36,195
2,005	iShares MSCI Brazil ETF - ETF	81,283
2,335	iShares MSCI Canada ETF - ETF	87,025

AXS Multi-Strategy Alternatives Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
875	iShares MSCI Peru ETF - ETF	25,428
915	iShares MSCI Thailand ETF - ETF	71,333
5,605	ProShares UltraPro S&P 500 - ETF	635,551
24,355	U.S. Global Jets ETF - ETF	588,904
2,960	VanEck Vectors Russia ETF - ETF	85,781
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $3,144,089)	4,286,730
	SHORT-TERM INVESTMENTS — 16.2%
2,729,318	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01%[2,3]	2,729,318
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,729,318)	2,729,318
	TOTAL INVESTMENTS — 99.9%
	(Cost $13,595,571)	16,865,624
	Other Assets in Excess of Liabilities — 0.1%	19,048
	TOTAL NET ASSETS — 100.0%	$16,884,672

PLC – Public Limited Company
ADR – American Depository Receipt
REIT – Real Estate Investment Trusts
ETF – Exchange-Traded Fund

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]All or a portion of this security is segregated as collateral for swap agreement. As of June 30, 2021, the aggregate value of those securities was $2,502,545, representing 14.8% of net assets.
[3]The rate is the annualized seven-day yield at period end.